Non-current provisions and other non-current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 931,590	€ 616,916
Other non-current liabilities	836,030	508,113
Non-current provisions
Development of provisions
Provisions at beginning of period	108,803
Foreign currency translation	(7,625)
Changes in consolidation group	3,909
Utilized	(3,391)
Reversed	(4,536)
Additions	24,205
Reclassifications	(25,805)
Provisions at end of period	95,560
Liabilities from share-based payment transactions	36,406	47,411
Non-current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	60,366
Foreign currency translation	(4,569)
Changes in consolidation group	710
Utilized	(1,747)
Reversed	(3,576)
Additions	20,190
Reclassifications	(26,630)
Provisions at end of period	44,744
Non-current provisions | Income Tax Liability
Development of provisions
Provisions at beginning of period	26,111
Foreign currency translation	(197)
Additions	3,161
Provisions at end of period	29,075
Non-current provisions | Other provisions
Development of provisions
Provisions at beginning of period	22,326
Foreign currency translation	(2,859)
Changes in consolidation group	3,199
Utilized	(1,644)
Reversed	(960)
Additions	854
Reclassifications	825
Provisions at end of period	21,741
Contract liabilities
Non-current provisions and other non-current liabilities
Other non-current liabilities	304,632	6
Put option liabilities
Non-current provisions and other non-current liabilities
Other non-current liabilities	236,638	279,462
Variable payments outstanding for acquisitions
Non-current provisions and other non-current liabilities
Other non-current liabilities	47,046	55,424
1 - 3 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	700,306	219,129
3 - 5 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	104,343	34,762
Over 5 Years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 126,941	€ 363,025